Average Annual Total Returns (Vanguard Capital Value Fund Retail)	Vanguard Capital Value Fund Vanguard Capital Value Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Capital Value Fund Vanguard Capital Value Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Capital Value Fund Vanguard Capital Value Fund - Investor Shares 10/1/2013 - 9/30/2014	Russell 3000 Value Index Vanguard Capital Value Fund Vanguard Capital Value Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.16%	0.98%	3.83%	12.70%
Five Years	13.86%	11.94%	10.46%	15.34%
Ten Years	7.35%	5.91%	5.58%	7.26%